Income Taxes - Schedule of Unrecognized Deferred Income Tax Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 372,240	$ 334,404	$ 485,206
Unused tax losses [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	269,898	235,475	212,464
Deductible tax temporary difference [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 102,342	$ 98,929	47,533
Unused tax credits [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets			$ 225,209